Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Income Tax Expense and Effective Tax Rate
The following table summarizes the Company’s income tax expense and effective tax rate for the three and nine months ended September 30, 2021 and 2020

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2021	2020	2021	2020

	(dollars in thousands)		(dollars in thousands)
Income before provision for income taxes	$60,219	$43,363	$194,828	$127,074
Provision for income taxes	41,603	25,948	105,254	67,116
Effective tax rate	69%	60%	54%	53%

Schedule of Components of Income Tax Expense (Benefit)
The components of the income tax provision include:

	Year Ended December 31,
	2020	2019	2018

	(dollars in thousands)
Current	$99,338	$51,494	$22,697
Deferred	(4,887)	(908)	(546)

	$94,451	$50,586	$22,151

Schedule of Effective Income Tax Rate Reconciliation

	Year Ended December 31,
	2020	2019	2018

	(dollars in thousands)
Income before income taxes	$157,450	$103,680	$33,044
Federal statutory rate	21.0%	21.0%	21.0%

Theoretical tax expense	33,064	21,773	6,939
State taxes	12,406	9,477	4,366
Other	(1,666)	1,310	1,176
Tax effect of non-deductible expenses:
Nondeductible share based compensation	—	—	3,154
Section 280E permanent differences	50,646	18,026	6,517
	61,386	28,813	15,212

Tax expense	$94,451	$50,586	$22,151

Schedule of Deferred Tax Assets and Liabilities
Deferred income taxes consist of the following at December 31, 2020 and 2019, and 2018:

	Year Ended December 31,
	2020	2019	2018

	(dollars in thousands)
Deferred tax assets
Lease liability	$1,219	$1,020	$—
Other deferred tax assets	7,025	969	570
Deferred tax liabilities
Right of use assets	(1,210)	(1,099)	—
Intangible assets	(26,446)	(6,144)	(3,080)
Property and equipment	(3,153)	(233)	(534)
Lease payments	(1,010)	—	—

Net deferred tax liability	$(23,575)	$(5,486)	$(3,044)